[Commonwealth Letterhead]

May 3, 2016

VIA EDGAR

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-8629

Re:                             Commonwealth Annuity and Life Insurance Company

Separate Account A (“Registrant”)

File No. 333-141019:  CWA VA Preferred Plus Variable Annuity

File No. 333-141045:  CWA VA Advantage IV Variable Annuity

File No. 333-157121:  Commonwealth Annuity Horizon

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.              The Prospectuses and Statements of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.              The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 25, 2016.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1521.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Senior Analyst, Legal